Valuation and Qualifying Accounts (Parenthetical) (Detail) (Allowance for Doubtful Accounts [Member], Predecessor, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Allowance for Doubtful Accounts [Member] | Predecessor
Valuation and Qualifying Accounts Disclosure [Line Items]
Fresh start accounting adjustment included in other changes	$ 3.7